Related Party Information (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions
These transactions with Stellantis are reflected in the Company’s consolidated financial statements as follows:

	2021	2020	2019
	(in millions)
Net sales	$415	$599	$719
Cost of goods sold	$269	$212	$319
Selling, general and administrative expenses	$138	$127	$147

	December 31, 2021	December 31, 2020
	(in millions)
Trade receivables	$4	$8
Trade payables	$72	$85
These transactions primarily affected revenues, finance, interest and other income, cost of goods sold, trade receivables and payables and are presented as follows:

	2021	2020	2019
	(in millions)
Net sales	$1,097	$1,076	$911
Cost of goods sold	$518	$412	$514

	December 31, 2021	December 31, 2020
	(in millions)
Trade receivables	$16	$170
Trade payables	$129	$98